Shareholder Fees - FidelitySAIInternationalIndexFund-PRO	Dec. 30, 2023 USD ($)
FidelitySAIInternationalIndexFund-PRO | Fidelity SAI International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none